Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Options
Stock option activity for employees and
non-employees
under the Equity Compensation Plans for the years ended December 31, 2021 and 2020 was as follows:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price
Balance, December 31, 2019	3,139,855	$0.82	$0.88
Granted	962,088	$3.44	$2.69

Balance, December 31, 2020	4,101,943	$1.43	$1.30
Granted	1,346,947	$5.36	$5.81
Forfeited	328,718	$2.17	$2.06
Exercised	12,500	$0.39	$0.54

Balance, December 31, 2021	5,107,672	$2.30	$2.44

Unvested at December 31, 2021	1,382,715	$5.41	$5.92
Vested and exercisable at December 31, 2021	3,724,957	$1.14	$1.16

Schedule of Share Based Compensation Expense
Stock-based compensation expense for the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
Research and development	$964,926	$635,824
General and administrative	1,349,756	659,599

Total	$2,314,682	$1,295,423